Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38485
Entity Tax Identification Number	93-4225266
Entity Address Address Line 1	400 Crossing Blvd
Entity Address City Or Town	Bridgewater
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08807
City Area Code	908
Local Phone Number	947-3120
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001723128